Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Profit (loss) for the year	₩ (2,872,078)	₩ (179,443)	₩ 1,937,052
Adjustments for:
Income tax expense (benefit)	(472,164)	88,077	395,580
Depreciation and amortization	3,695,051	3,554,565	3,214,576
Gain on foreign currency translation	(103,460)	(84,643)	(187,558)
Loss on foreign currency translation	171,966	138,452	174,919
Expenses related to defined benefit plans	162,997	179,880	198,241
Gain on disposal of property, plant and equipment	(35,788)	(6,620)	(101,227)
Loss on disposal of property, plant and equipment	40,897	15,048	20,030
Impairment loss on property, plant and equipment	1,550,430	43,601
Impairment loss on inventories	472,885	313,180	206,127
Bad debt expense (reversal)	(17)	(1,155)	144
Gain on disposal of intangible assets	(552)	(239)	(308)
Loss on disposal of intangible assets	139		30
Impairment loss on intangible assets	249,450	82	1,809
Reversal of impairment loss on intangible assets	(960)	(348)	(35)
Impairment loss on other assets	3,602
Gain on disposal of non-current assets held for sale	(8,353)
Expense on increase of provisions	419,720	234,928	251,131
Finance income	(186,707)	(101,313)	(202,591)
Finance costs	338,419	173,975	142,591
Equity in income of equity method accounted investees, net	(12,147)	(700)	(9,560)
Other income	(20,416)	(3,310)	(16,812)
Other expenses	4,451	593	1,870
Adjustments for reconcile of profit and loss	3,397,365	4,364,610	6,026,009
Changes in Trade accounts and notes receivable	(1,007,356)	1,306,118	484,448
Other accounts receivable	(49,443)	(56,870)	(3,004)
Inventories	159,474	(763,081)	(262,106)
Lease receivables	6,617
Other current assets	(288,770)	(249,968)	180,844
Other non-current assets	(38,608)	(61,164)	(119,002)
Trade accounts and notes payable	(394,564)	267,358	113,590
Other accounts payable	2,035,750	(111,053)	106,930
Accrued expenses	11,787	(194,394)	181,509
Provisions	(294,096)	(217,984)	(210,973)
Other current liabilities	(214,675)	78,849	(585)
Defined benefit liabilities, net	(65,681)	(224,335)	(261,966)
Long-term advances received	63,672	948,276	1,020,470
Other non-current liabilities	7,045	24,510	5,974
Cash generated from operating activities	3,328,517	5,110,872	7,262,138
Income taxes paid	(252,812)	(486,549)	(416,794)
Interests received	47,276	71,819	55,340
Interests paid	(416,436)	(212,019)	(136,483)
Net cash provided by operating activities	2,706,545	4,484,123	6,764,201
Cash flows from investing activities:
Dividends received	7,502	5,272	8,639
Increase in deposits in banks	(114,557)	(775,239)	(1,803,718)
Proceeds from withdrawal of deposits in banks	114,200	1,454,561	2,206,148
Acquisition of financial assets at fair value through profit or loss	(708)	(431)
Proceeds from disposal of financial asset at fair value through profit or loss	452
Acquisition of financial assets at fair value through other comprehensive income	(21)
Proceeds from disposal of financial assets at fair value through other comprehensive income	107	6
Acquisition of available-for-sale financial assets			(273)
Proceeds from disposal of available-for-sale financial assets			917
Acquisition of investments in equity accounted investees		(14,732)	(20,309)
Proceeds from disposal of investments in equity accounted investees	16,738	4,527	13,128
Acquisition of property, plant and equipment	(6,926,985)	(7,942,210)	(6,592,435)
Proceeds from disposal of property, plant and equipment	335,446	142,088	160,252
Acquisition of intangible assets	(540,996)	(480,607)	(454,448)
Proceeds from disposal of intangible assets	2,468	960	1,674
Government grants received	248,124	1,210	1,859
Proceeds from disposal of non-current assets held for sale	81,351
Receipt from settlement of derivatives	21,752	2,026	2,592
Increase in short-term loans	(8,725)	(7,700)
Proceeds from collection of short-term loans	19,881	15,968	1,118
Increase in long-term loans	(6,465)	(36,580)	(13,930)
Increase in deposits	(30,680)	(58,794)	(2,648)
Proceeds from disposal of emission rights	20,416	10,200	6,090
Decrease in deposits	5,307	4,136	4,272
Net cash used in investing activities	(6,755,393)	(7,675,339)	(6,481,072)
Cash flows from financing activities:
Proceeds from short-term borrowings	1,841,008	552,164
Repayments of short-term borrowings	(1,154,911)	(552,884)	(105,864)
Proceeds from issuance of bonds	1,323,251	828,169	497,959
Proceeds from long-term borrowings	4,341,087	3,882,958	1,195,415
Repayments of current portion of long-term borrowings and bonds	(1,567,818)	(1,859,098)	(544,731)
Payment of lease liabilities	(64,570)
Capital contribution from non-controlling interests	276,396	331,603	4,300
Subsidiaries' dividends distributed to non-controlling interests	(6,541)	(51,085)	(5,929)
Dividends paid		(178,908)	(178,908)
Net cash provided by financing activities	4,987,902	2,952,919	862,242
Net increase (decrease) in cash and cash equivalents	939,054	(238,297)	1,145,371
Beginning Balance	2,365,022	2,602,560	1,558,696
Effect of exchange rate fluctuations on cash held	31,927	759	(101,507)
Ending Balance	₩ 3,336,003	₩ 2,365,022	₩ 2,602,560